Employee costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee costs
Wages and salaries	$ 470	$ 425	$ 334
Social security costs	115	106	91
Defined benefit plan pension costs (note 21)	11	10	13
Defined contribution plan pension costs (note 21)	21	19	17
Group employee costs	$ 617	$ 560	$ 455